Supplementary Financial Statement Information (Tables)	6 Months Ended
Jun. 30, 2026
Supplementary Financial Statement Information [Abstract]
Schedule of Finance Income (Expenses), Net

Finance income (expenses), net

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025

Interest income	$23	$236	$59	$469
Change in fair value of derivative liability	25	-	16	-
Convertible debt interest	(1,328)	-	(1,442)	-
Exchange differences, net	(75)	978	95	827
Bank commissions and other expenses	(2)	(4)	(4)	(5)
	$(1,357)	$1,210	$(1,276)	$1,291